Significant accounting policies, and significant accounting estimates and assessments (Policies)	12 Months Ended
Dec. 31, 2021
Significant accounting policies, and significant accounting estimates and assessments
Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

●	has power over the investee;
●	is exposed, or has rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power to affect its returns.

The Company reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Principles of consolidation

Principles of consolidation

The consolidated financial statements are prepared on the basis of the financial statements of the parent company and the individual subsidiaries, which are based on uniform accounting policies and account-ing periods in all Group entities. Consolidation of Group entities is performed after elimination of all intra Group transactions, balances, income and expenses.

Functional currency

A functional currency is determined for each Group entity.The functional currency is the currency used in the primary financial environment in which the individual Group entity operates.

Foreign currency translation

Foreign currency translation

Transactions denominated in currencies other than the transacting entity's functional currency are trans-lated at the exchange rates on the transaction dates.

Exchange differences arising between the rate on the transaction date and the rate on the payment day are recognized in the income statement as financial income or financial expenses.

Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the statement of financial position date are translated by applying the exchange rates at the statement of financial position date. Differences arising between the rate at the statement of financial position date and the rate at the date on which the receivable or payable arose are recognized in the income statement as financial income and financial expenses.

Note 1 – Significant accounting policies, and significant accounting estimates and assessments (continued)

Recognition in the consolidated financial statements

On preparation of the consolidated financial statements, the income statements of entities with a func-tional currency different from DKK are translated at the average exchange rate for the period, and balance sheet items are translated at the exchange rate ruling at the reporting date.

Foreign exchange differences arising on translation of the equity of foreign entities and on translation of receivables considered part of net investment are recognized directly in other comprehensive income.

Foreign exchange differences arising on the translation of income statements from the average exchange rate for the period to the exchange rate ruling at the reporting date are also recognized in other compre-hensive income. Adjustments are presented under a separate translation reserve in equity.

Materiality in financial reporting

In preparing the Annual Report, Management seeks to improve the information value of the consolidated financial statements, the notes to the statements and other measures disclosed by presenting the infor-mation in a way that supports the understanding of the Group’s performance in the reporting period.

This objective is achieved by presenting fair transactional aggregation levels at line items and other financial information, emphasizing information that is considered of material importance to the user and making relevant rather than generic descriptions throughout the Annual Report.

All disclosures are made in compliance with the International Financial Reporting Standards, the Danish Financial Statements Act and other relevant regulations, ensuring a true and fair view throughout the Annual Report.

Consolidated financial statements

Consolidated financial statements

Income statement

The expenses recognized in the income statement is presented as an analysis using a classification based on their function.

Segment reporting

The Group is managed by a Corporate Management team reporting to the Chief Executive Officer. The Corporate Management team, including the Chief Executive Officer, represents the chief operating decision maker (CODM). No separate business areas or separate business units have been identified in connection with line of business, product candidates or geographical markets. Consequently, there is no segment reporting concerning business areas.

Statement of financial position

Financial assets

Financial assets include receivables, marketable securities and cash. Financial assets are divided into cate-gories of which the following are relevant for the Group:

1.	Financial assets at amortized cost comprising of receivables with contractual cash flows solely comprising of payment of principal and interest and which are held for the purpose of collecting the contractual cash flow.

Note 1 – Significant accounting policies, and significant accounting estimates and assessments (continued)

2.	Financial assets at fair value through the income statement, which are marketable securities catego-rized as equity instruments are held for trading and classified at fair value through profit and loss.
3.	Equity investments. These investments are measured at fair value through the profit and loss.

Financial assets are assigned to the different categories by Management on initial recognition, depending on the cash flow characteristics and purpose for which the assets were acquired. All financial assets are recognized on their settlement date. All financial assets other than those classified at fair value through the profit and loss are initially recognized at fair value, plus transaction costs.

Financial liabilities

Financial liabilities include borrowings, trade payables and certain other payables. Financial liabilities are divided into categories of which the following are relevant for the Group:

1. Financial liabilities at amortised cost.

Borrowings:

On initial recognition, borrowings are evaluated for the existence of non-closely related embedded de- rivatives, i.e. cash flows or potential cash flows whose economic characteristics and risks are not closely related to the economic characteristics and risks in the debt host contract. The cash flows attributable to such non-closely related embedded derivatives are separated and accounted for as derivative financial instruments.

On initial recognition borrowings are measured at fair value which is generally equal to the proceeds received. Fair value is allocated between the debt host contract and, if applicable, an embedded deriva- tive. Transaction costs attributable to the debt host contract are deducted from the initial fair value and amortised over the term of the loan as part of the effective interest rate on the loan. Transaction costs attributable to a non-closely related embedded derivatives are expensed on initial recognition.

Loan commitments are not accounted for. Lender fees and transaction costs attributable to uncondi- tional loan commitments are treated as prepaid transaction costs if the Group expect to draw down on the facility. If the Group has no specific plans for draw down on the loan commitment, the transaction costs are amortised over the commitment period.

If a loan commitment is subject to meeting certain conditions, it is considered an unconditional loan commitment if the Group considers it probable that the conditions will be met.

Statement of cash flows

The cash flow statement is prepared in accordance with the indirect method on the basis of the net result for the year. The statement shows the cash flows broken down into operating, investing and financing ac-tivities, cash and cash equivalents at the beginning and end of the year, and the impact of the calculated cash flows on cash and cash equivalents. The cash flow statement cannot be derived directly from the balance sheet and income statement.

Cash flows in foreign currencies are translated into Danish kroner at the exchange rate on the transaction date.

Cash flow from operating activities

Cash flow from operating activities is presented indirectly and is calculated as the net operating result adjusted for depreciation and amortization, sale of royalties, non-cash operating items, changes in net working capital, financial items paid, bargain purchase gain, and income tax benefits received and paid.

Note 1 – Significant accounting policies, and significant accounting estimates and assessments (continued)

Cash flow from investing activities

Cash flow from investing activities includes cash flows from the sale of future royalties and milestone relating to the Sanofi license, purchase and sale of property, plant and equipment, investments and de-posits, net cashflow from acquisition of Valeritas activities, as well as transfers to and from restricted cash related to the royalty bond.

Cash flow from financing activities

Cash flow from financing activities includes proceeds from issuance of new ordinary shares, proceeds from issuance of shares related to exercise of sharebased compensation. and related costs, finance lease installments, loan financing and purchase of treasury shares.

Cash and cash equivalents

Cash and cash equivalents comprise cash and bank balances. Cash and cash equivalents are instruments with original maturities of 90 days or less. The Company does not have any cash equivalents for the years ended December 31, 2021, 2020 or 2019.

Information on COVID-19

Our business, operations and clinical studies were, of course, impacted by the effects of COVID-19. Although our clinical studies continued without interruption during 2021, there were delays and increased total costs arising from the implications of COVID-19.

However, we have not recognized any write-offs, impairments of assets, or losses to onerous contracts due to COVID-19.

The COVID-19 pandemic is also having an effect on other aspects of our business, including: our third-party manufacturers, and other third parties; albeit with no material effect or impact. The COV-ID-19 pandemic may, in the long-term, affect the productivity of our staff; our ability to attract, integrate, manage and retain qualified personnel or key employees; our global supply chains and relationships with vendors and other parties; significant disruption of global financial markets; and reduced ability to secure additional funding. We continuously monitor the COVID-19 pandemic and its potential impact on our business and financials.

Significant accounting estimates and judgements

Significant accounting estimates and judgements

The preparation of the consolidated financial statements requires Management to make judgments and estimates that affect the reported amounts of revenues, expenses, assets and liabilities, and the accom-panying disclosures. In applying our accounting policies, Management is required to make judgements and estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recog-nized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The estimates used are based on assumptions assessed to be reasonable by Management. However, estimates are inherently uncertain and unpredictable. The assumptions may be incomplete or inaccurate, and unexpected events or circumstances may occur. Furthermore, we are subject to risks and uncertain- ties that may result in deviations in actual results compared with estimates.

Please refer to the table below to see in which note the accounting estimates and judgements are pre- sented.

Note 1 – Significant accounting policies, and significant accounting estimates and assessments (continued)

Notes including management’s estimates and judgements

	Estimates	Judgements
2 – Going concern uncertainties		X
3 – Revenue	X	X
7 – Employee incentive programs	X
27 – Rebate and product return liabilities	X	X

Additional description of Management's estimates and judgements made are described below and in note 2.

Revenue recognition (management estimate and judgement)

Revenue recognition (management estimate and judgement)

Revenue comprises license payments, upfront- and milestone payments, product revenue and royalty income. License payments which provide the buyer with the right to use the license as it exists at the date of transfer are recognized upon transfer of the associated licensing rights at the point at which the buyer obtains the right to use the license. Upon entering into agreements with multiple components, Management determines whether individual components are distinct, which is the case if the buyer can obtain benefits from the goods or service and the promise is distinct within the context of the contract. If no individual components are distinct, the contract is treated as a single performance obligation. When entering into licensing and development agreements, a critical judgment relates to whether the custom-er could continue development of the Intellectual Property (IP) to the stage promised by Zealand under the promise to provide R&D services. If this is not the case, the IP and the R&D services are considered a single performance obligation.

Milestone payments are related to the collaborative research agreements with commercial partners and are recognized when it is highly probable that Zealand Pharma will become entitled to the milestone which is generally when the milestone is achieved. Royalty income from licenses is based on third-party sales of licensed products and is recognized in accordance with contract terms in the period in which the sales occur.

Revenue from transactions involving the rendering of services which are consumed by the customer simultaneously with delivery is recognized along with delivery of the services.

Employee incentive programs (management estimates)

Employee incentive programs (management estimates)

In accordance with IFRS 2, Share-based Payment, the fair value of the warrants classified as equity settled is measured at the grant date and recognized as an expense in the income statement over the vesting pe- riod. The fair value of each warrant granted during the year is estimated using the Black– Scholes option pricing model. This requires the input of subjective assumptions such as:

●	The expected stock price volatility, which is based on the historical volatility of Zealand’s share price
●	The selection of the risk-free interest rate, which is determined as the interest rate on Danish government bonds with a maturity equal to the expected term
●	The duration of the warrants, which is assumed to be until the middle of the exercise period

The total fair value of the warrants is recognized in the income statement over the vesting period. An adjustment is made to reflect an expected attrition rate during the vesting period. The attrition rate is re-estimated at year-end based on the historical attrition rate resulting in recognition of an expense equal to grant date fair value of the number of warrants which actually vest.

Rebate and product return liabilities (management estimate and judgement)

Rebate and product return liabilities (management estimate and judgement)

Liabilities regarding sales rebates and discounts granted to government agencies, wholesalers, retail phar- macies, managed care and other customers are recorded at the time the related revenues are recorded or when the incentives are offered.

Note 1 – Significant accounting policies, and significant accounting estimates and assessments (continued)

For both managed care rebates and the Medicare part D rebates, the key assumptions relate to the rebate percentages by each pharmacy as determined in each pharmacy's contract with the Company and forecasted number of prescriptions that will be filled by each pharmacy (referred to as payor mix). For co-pay card redemptions, the key assumptions relate to expected settlement rate for sales units remain- ing in the channel that have yet to be presented under co-pay terms. These assumptions are made based on historical actuals, which are used to estimate forecasted trends, including payor mix and settlement rates, which are used to estimate the expected settlement of managed care rebates and Medicare part D rebates, and co-pay card redemption, and the specific terms in the individual agreements. Unsettled rebates are recognized as liabilities when the timing or amount is uncertain. Where absolute amounts are known, the rebates are recognized as accruals. Please refer to note 27 for further information on sales rebates and liabilities.

Business Combinations (management estimates and judgements)

Business combinations are accounted for using the acquisition method of accounting. At the date of the acquisition, the Company initially recognizes the fair value of the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquired business.

The consideration transferred is measured at fair value at the date of acquisition and the excess of the consideration transferred over the fair value of net identifiable assets of the business acquired is recorded as goodwill. In circumstances where the consideration transferred is less than the fair value of net iden-tifiable assets of the business acquired, the difference is recognized directly in the consolidated income statement as a bargain purchase.

Where the settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value. Contingent consideration is classified either as equity or a financial liability and is recognized at fair value on the acquisition date. Amounts classified as a financial liability are subsequently remeasured to fair value in accordance with IFRS 9 (Financial Instruments), with changes in fair value recognized in the consolidated statement of comprehensive loss as an administrative expense.

Business combinations require management making an assessment of the fair value of the net assets ac-quired as well as an assessment regarding whether control exists. Management judgement is particularly involved in the recognition and measurement of the following items at fair value:

●	intellectual property: this may include patents, licenses, trademarks and similar rights for currently mar-keted products, and also the rights and scientific knowledge associated with projects that are currently in research or development phases, and requires the projection of estimated future cash inflows and outflows and relevant risks, the terminal value of these assets, discount rates and weighted average costs of capital,

Note 31 – Business combinations (continued)

●	working capital items such as trade receivables, inventory (raw materials, work in process, parts and finished goods), prepaid expenses, trade payables, and fixed assets
●	Guarantees, warranties, indemnities, rights, claims, counterclaims etc. set off against third parties relating to the acquired assets or assumed liabilities, including rights under vendors' and manufacturers' warranties, indemnities, guaranties and avoidance claims and causes of action under any applicable Law, employee liabilities and other contingencies

In all cases, management makes an assessment based on the underlying economic substance of the items concerned, and not only on the contractual terms, in order to fairly present these items. In making these assessments, management relies to a significant extent on the work of valuation experts. However, the assessments are highly subjective and sensitive to the assumptions used.

In accordance with IFRS 3, if a business combination indicates a bargain gain all applied assumptions will be reassessed by Management before recognition.

Directly attributable acquisition-related costs are expensed as incurred within the consolidated statement of comprehensive loss.

Customer relationships and IP rights acquired through business combinations are measured at fair value at the acquisition date and amortized on a systematic basis over their useful life 8 and 10 years respec-tively (unless the asset has an indefinite useful life, in which case it is not amortized).

Royalty expenses

Royalty expenses comprise contractual amounts payable to third parties that are derived from milestone payments. Royalty expense is recognized in the income statement when the related payments and mile- stone events in the corresponding collaboration agreements materialize.

Research, development, sales, marketing and administrative expenses

Research expenses comprise salaries, share-based compensation, contributions to pension schemes and other expenses, including patent expenses, as well as depreciation and amortization directly attributable to the Group’s research activities. Research expenses are recognized in the income statement as incurred.

Development expenses comprise salaries, share-based compensation, contributions to pension schemes and other expenses, including depreciation and amortization, directly attributable to the Group’s devel-opment activities. Development expenses are recognized in the income statement as incurred, except where the capitalization criteria are met.

No indirect costs that are not directly attributable to research and development activities are included in the disclosure of research and development expenses recognized in the income statement. Overhead expenses have been allocated to research and development or administrative expenses based on the number of employees in each department, determined according to the respective employees’ associat-ed undertakings.

Other operating items, net

Other operating income and expenses comprises gains from sale of intangible assets, research funding from business partners and government grants and bargain purchase gain.

Research funding is recognized in the period when the research activities have been performed and gov- ernment grants are recognized periodically when the work supported by the grant has been reported.

Bargain purchase are recognized when the purchase price allocation is finalized.Government grants are recognized when a final and firm right to the grant has been obtained. Government grants are included in Other operating income, as the grants are considered to be cost refunds.

Financial income

Financial income includes interest from trade receivables, as well as realized and unrealized exchange rate adjustments, fair value adjustments of other investments and marketable securities and dividends from marketable securities.

Interest income is recognized in the income statement in accordance with the effective interest rate method.

Financial expenses

Financial expenses include interest expenses, as well as realized and unrealized exchange rate adjust-ments, interest on lease obligations and fair value adjustments of securities.

Interest expense is recognized in the income statement in accordance with the effective interest rate method.

Income tax

Income tax on results for the year, which comprises current tax and changes in deferred tax, is recog-nized in the income statement, whereas the portion attributable to entries in equity is recognized directly in equity.

Current tax liabilities and current tax receivables are recognized in the statement of financial position as tax calculated on the taxable income for the year adjusted for tax on previous years’ taxable income and taxes paid on account/prepaid.

Deferred tax is measured according to the statement of financial position liability method in respect of temporary differences between the carrying amount and the tax base of assets and liabilities.

Note 11 - Income tax (continued)

Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recog-nized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidi-aries except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not be reversed in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interest are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the ben-efits of the temporary differences and they are expected to be reversed in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each statement of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

This judgment is made on an ongoing basis and is based on recent historical losses carrying more weight than factors such as budgets and business plans for the coming years, including planned commercial initiatives. The creation and development of therapeutic products within the biotechnology and phar-maceutical industry is subject to considerable risks and uncertainties. Zealand Pharma Group has so far reported significant losses and, consequently, has unused tax losses. Management has concluded that deferred tax assets should not be recognized at December 31, 2021 (none recognized in 2020 or 2019),except for the US entities, which are profitable and therefore recog-nize deferred tax on the balance sheet.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is set-tled or the asset is realized, based on tax laws and rates that have been enacted or substantively enacted at the statement of financial position date. Deferred tax from business combinations is initially recognized at fair value.

Income tax receivables are recognized in accordance with the Danish tax credit scheme ‘Skattekreditord- ningen’. Companies covered by the tax credit scheme may obtain payment of the tax base of losses origi-nating from research and development expenses of up to DKK 25 million (tax value of DKK 5.5 million).

Basic and diluted earnings per share

Basic result per share

Basic result per share is calculated as the net result for the period that is allocated to the parent compa- ny's ordinary shares, divided by the weighted average number of ordinary shares outstanding deducted the treasury shares held by the company, cf. note 24.

Diluted result per share

Diluted result per share is calculated as the net result for the period that is allocated to the parent com- pany's ordinary shares, divided by the weighted average number of ordinary shares outstanding deducted the treasury shares, and adjusted by the dilutive effect of potential ordinary shares held by the company, cf. note 24.

Impairment

Assets with indefinite useful lives are annually tested for impairment and whenever there is an impairment indication, whereas assets with finite useful lifetime are assessed for impairment indicators at the end of each reporting period. If such impairment indicators exists, the recoverable amount, determined as the higher amount of the fair value of the asset adjusted for expected costs to sell and the value in use of the asset, is calculated. The value in use is calculated based on the estimated future cash flows, discounted by using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset or its cash-generating unit is lower than the carrying amount, an impairment charge is recognized in respect of the asset. The impairment loss is recognized in the income statement. In addition, for goodwill and other intangible assets with indefinite useful lives, impairment tests are performed at each balance sheet date, regardless of whether there are any indications of impair- ment. For acquisitions, the first impairment test is performed before the end of the year of acquisition.

Intangible assets

Separately acquired licenses, rights and patents are initially measured at cost. Licenses, rights and patents acquired in connection with the purchase of a legal entity where substantially all of the fair value of the gross assets acquired is concentrated in a single asset are considered an asset acquisition and initially recognized at cost at the acquisition date. The cost accumulation model has been applied for accounting for contingent considerations, whereby all further consideration is added when incurred, to the cost of the asset initially recorded.

Property, plant and equipment

Plant and machinery, other fixtures and fittings, tools and equipment and leasehold improvements are measured at cost less accumulated depreciation.

Cost comprises acquisition price and costs directly related to acquisition until the time when the Group starts using the asset.

Tangible assets under construction are recorded as work in progress until construction has been com-pleted and use of asset commenced.

The basis for depreciation is cost less estimated residual value at the end of the useful life. Assets are depreciated using the straight-line method over the expected useful lives of the assets. The depreciation periods are as follows:

Buildings 5-13 years

Plant and machinery 5-10 years

Other fixtures and fittings, tools and equipment 3–5 years

Gains and losses arising from disposal of plant and equipment are stated as the difference between the selling price less the costs of disposal and the carrying amount of the asset at the time of the disposal. Gains and losses are recognized in the income statement under Research and development expenses, Sale and marketing expenses and Administrative expenses.

The fair value of property, plant and equipment is assessed equivalent to the carrying amounts.

At the end of each reporting period, the Group reviews the carrying amount of property, plant and equip-ment as well as non-current asset investments to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). If it is not possible to estimate the re-coverable amount of an individual asset, the Group estimates the recoverable amount of the cash-gener-ating unit to which the asset belongs. If a reasonable and consistent basis of allocation can be identified, assets are also allocated to cash-generating units, or allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

The recoverable amount is the higher of fair value less costs of disposal and value in use. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Note 14 – Property, plant and equipment (continued)

No impairments to property. plant and equipment have been recognized for 2021, 2020 or 2019

Right-of-use assets and lease liabilities

Contracts may contain both lease and non-lease components. The group allocates the consideration in the contract to the lease and non-lease components according to the specific pricing of the services in the agreements.

Lease terms are negotiated on an individual basis and contain a wide range of different terms and condi-tions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments less any lease incentives receivable
●	variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date

Lease payments to be made under reasonably certain extension options are also included in the meas-urement of the liability.

Short-term and low value leases are also recognized as right-of-use assets.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the Group's incremental borrow-ing rate is used, being the rate that the group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to the income statement over the lease period to ensure a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability
●	any lease payments made at or before the commencement date less any lease incentives received
●	any initial direct costs and restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

Inventories

Raw materials, work in progress and finished goods are measured at the lower of cost and net realizable value. Cost is determined on a first in, first out basis and comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to complete the sale.

Inventory manufactured prior to regulatory approval (prelaunch inventory) is capitalized but immediately provided for, until there is a high probability of regulatory approval for the product. A write-down is made against inventory, and the cost is recognized in the income statement as research and development costs. Once there is a high probability of regulatory approval being obtained, the write-down is reversed, up to no more than the original cost.

Other investments	Other investments are measured on initial recognition at cost, and subsequently at fair value. Changes in fair value are recognized in the income statement under financial items.
Trade receivables

On initial recognition, receivables are measured at fair value. The Group holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amor- tized cost.

Trade receivables are written down for expected credit losses. The Group applies the simplified approach in IFRS 9 to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables and contract assets. A write-down is recognized in sales and marketing expenses.

Prepaid expenses

Prepaid expenses comprise amounts paid in respect of goods or services to be received in subsequent financial periods. Clinical trials, which are outsourced to Clinical Research Organizations (“CROs”), take several years to complete. As such, Management is required to make estimates based on the progress and costs incurred to-date for the ongoing trials. Judgements are made in determining the amount of costs to be expensed during the period, or recognized as prepayments or accruals on the statement of financial position.

Other receivables are measured at amortized cost less impairment. Prepayments include expenditures related to future financial periods and are measured at nominal value.

Other receivables	Other receivables are measured on initial recognition at cost and subsequently at amortized cost.
Marketable securities

The Group’s Marketable securities portfolio comprises an equity investment in a bond portfolio. The investment is categorized as equity instruments classified at fair value through profit or loss. Refer to note 30, Financial risks.

Cash and cash equivalents	Cash is measured on initial recognition at cost.
Share capital

Consideration paid for the acquisition of treasury shares transactions is recognized directly in equity with- in treasury shares reserve. Capital reductions through cancellation of treasury shares reduce the share capital by an amount equal to the original cost price of the shares. Dividend payments are recognized as a deduction of equity and a corresponding liability when declared.

Other liabilities

Financial liabilities are recognized initially at fair value less transaction costs. In subsequent periods, finan- cial liabilities are measured at amortized cost corresponding to the capitalized value using the effective interest method.

Contingent assets, liabilities and other contractual obligations	Contingent assets and liabilities are disclosed, unless the possibility of an inflow or outflow of resources embodying economic benefits is virtually certain.